Employee Benefits - Summary of Changes in Projected Benefit Obligation, Plan Assets, Funded Status, Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) (Pension Plans [Member], USD $)
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Payment to deferred vested participants	$ 242,000,000
Accumulated benefit obligation for all pension plans	$ 4,300,000,000	$ 3,600,000,000